Investments -Schedule of Fair Value of Contingent Consideration (Details) - BRL (R$) R$ in Millions		Dec. 31, 2025	Dec. 19, 2025	Dec. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		R$ 1,902			R$ 1,898
Other current assets		976			624
Property, plant and equipment		4,191			3,715	R$ 3,256	R$ 2,411
Other current liabilities		411			566
Provision for decommissioning		R$ 134			R$ 143
C E M I G Sim [Member] | Photovoltaic Plants [Member]
IfrsStatementLineItems [Line Items]
Net equity of the Montes Claros solar plant			R$ 46	R$ 106
Fair value of the intangible asset acquired			41	104
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Brasilandia [Member]
IfrsStatementLineItems [Line Items]
Net equity of the Montes Claros solar plant				29
Fair value of the intangible asset acquired				28
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Lagoa Grande [Member]
IfrsStatementLineItems [Line Items]
Net equity of the Montes Claros solar plant				28
Fair value of the intangible asset acquired				28
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Mato Verde [Member]
IfrsStatementLineItems [Line Items]
Net equity of the Montes Claros solar plant				13
Fair value of the intangible asset acquired				14
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Mirabela [Member]
IfrsStatementLineItems [Line Items]
Net equity of the Montes Claros solar plant				10
Fair value of the intangible asset acquired				9
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Porteirinha I [Member]
IfrsStatementLineItems [Line Items]
Net equity of the Montes Claros solar plant				12
Fair value of the intangible asset acquired				12
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Porteirinha I I [Member]
IfrsStatementLineItems [Line Items]
Net equity of the Montes Claros solar plant				14
Fair value of the intangible asset acquired				13
C E M I G Sim [Member] | Photovoltaic Plants [Member] | Apolo 1 SPE Empreendimentos e Energia S.A. (“Apolo 1”) [Member]
IfrsStatementLineItems [Line Items]
Net equity of the Montes Claros solar plant			10
Fair value of the intangible asset acquired			11
C E M I G Sim [Member] | Photovoltaic Plants [Member] | Apolo 2 SPE Empreendimentos e Energia S.A. (“Apolo 2”) [Member]
IfrsStatementLineItems [Line Items]
Net equity of the Montes Claros solar plant			10
Fair value of the intangible asset acquired			11
C E M I G Sim [Member] | Photovoltaic Plants [Member] | Hera Energia e Empreendimentos Imobiliários Ltda. (“Hera”) [Member]
IfrsStatementLineItems [Line Items]
Net equity of the Montes Claros solar plant			26
Fair value of the intangible asset acquired			19
At fair value [member] | C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Brasilandia [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents				4
Other current assets				4
Property, plant and equipment				22
Other current liabilities
Provision for decommissioning				1
Net equity of the Montes Claros solar plant				29
Fair value of the intangible asset acquired	[1]			28
Fair value of identifiable net assets				57
At fair value [member] | C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Lagoa Grande [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents				7
Other current assets				4
Property, plant and equipment				19
Other current liabilities
Provision for decommissioning				1
Net equity of the Montes Claros solar plant				28
Fair value of the intangible asset acquired	[1]			28
Fair value of identifiable net assets				56
At fair value [member] | C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Mato Verde [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents				2
Other current assets				2
Property, plant and equipment				9
Other current liabilities
Provision for decommissioning
Net equity of the Montes Claros solar plant				13
Fair value of the intangible asset acquired	[1]			14
Fair value of identifiable net assets				27
At fair value [member] | C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Mirabela [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents				2
Other current assets				1
Property, plant and equipment				7
Other current liabilities
Provision for decommissioning
Net equity of the Montes Claros solar plant				10
Fair value of the intangible asset acquired	[1]			9
Fair value of identifiable net assets				19
At fair value [member] | C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Porteirinha I [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents				2
Other current assets				2
Property, plant and equipment				10
Other current liabilities				1
Provision for decommissioning
Net equity of the Montes Claros solar plant				12
Fair value of the intangible asset acquired	[1]			12
Fair value of identifiable net assets				24
At fair value [member] | C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Porteirinha I I [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents				3
Other current assets				2
Property, plant and equipment				10
Other current liabilities
Provision for decommissioning				1
Net equity of the Montes Claros solar plant				14
Fair value of the intangible asset acquired	[1]			12
Fair value of identifiable net assets				R$ 26
At fair value [member] | C E M I G Sim [Member] | Photovoltaic Plants [Member] | Apolo 1 SPE Empreendimentos e Energia S.A. (“Apolo 1”) [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			2
Other current assets			1
Property, plant and equipment			7
Net equity of the Montes Claros solar plant			10
Fair value of the intangible asset acquired	[1]		11
Fair value of identifiable net assets			21
At fair value [member] | C E M I G Sim [Member] | Photovoltaic Plants [Member] | Apolo 2 SPE Empreendimentos e Energia S.A. (“Apolo 2”) [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			2
Other current assets
Property, plant and equipment			8
Net equity of the Montes Claros solar plant			10
Fair value of the intangible asset acquired	[1]		11
Fair value of identifiable net assets			21
At fair value [member] | C E M I G Sim [Member] | Photovoltaic Plants [Member] | Hera Energia e Empreendimentos Imobiliários Ltda. (“Hera”) [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Other current assets
Property, plant and equipment			27
Net equity of the Montes Claros solar plant			26
Fair value of the intangible asset acquired	[1]		19
Fair value of identifiable net assets			R$ 45

[1]	The Intangible Asset related to the Concession Right of the acquirees was identified and measured using the MPEEM – Multi‑Period Excess Earnings Method, and is associated with the right to operate the photovoltaic plants.